ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 25,360,384	$ 18,259,749
Subsequent collection	$ 8,057,264	$ 12,331,018
Subsequent collection (as a percentage)	31.80%	67.50%
Less than 6 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 22,255,955	$ 17,650,236
Subsequent collection	$ 5,542,407	$ 12,331,018
Subsequent collection (as a percentage)	24.90%	69.90%
From 7 to 9 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 2,362,255	$ 18,586
Subsequent collection	$ 2,362,255
Subsequent collection (as a percentage)	100.00%	0.00%
From 10 to 12 months
ACCOUNTS RECEIVABLE, NET
Subsequent collection (as a percentage)	0.00%	0.00%
Over 1 year
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 742,174	$ 590,927
Subsequent collection	$ 152,602
Subsequent collection (as a percentage)	20.60%	0.00%